Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Amortization of intangible assets	$ 1,293,744	$ 1,639,744	$ 1,489,657